UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07723

Worldwide Health Sciences Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2006

Item 1. Reports to Stockholders

Worldwide Health Sciences Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.16%
Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 14.92%(1)
Altana AG	1,750,000	$94,208,116	3.62%
Novartis AG	3,615,000	194,578,584	7.48%
Serono SA	140,000	99,360,251	3.82%
		$388,146,951	14.92%
Major Capitalization-Far East — 12.51%(1)
Astellas Pharma, Inc.	2,698,000	$104,094,109	4.00%
Chugai Pharmaceuticals Co., Ltd.	5,100,000	93,461,676	3.59%
Takeda Pharmaceutical Co., Ltd.	2,300,000	128,042,836	4.92%
		$325,598,621	12.51%
Major Capitalization-North America — 39.34%(1)
Amgen, Inc.(3)	2,341,000	$176,722,090	6.80%
Genentech, Inc.(3)	1,900,000	162,811,000	6.26%
Genzyme Corp.(3)	1,900,000	131,746,000	5.07%
Lilly (Eli) & Co.	1,812,000	100,783,440	3.88%
Medimmune, Inc.(3)	4,400,000	160,556,000	6.17%
Pfizer, Inc.	3,124,000	81,817,560	3.15%
Schering-Plough Corp.	5,500,000	101,750,000	3.91%
Wyeth	2,138,500	106,497,300	4.10%
		$1,022,683,390	39.34%
Specialty Capitalization-Europe — 1.30%
Crucell NV ADR(3)	1,358,880	$33,740,990	1.30%
		$33,740,990	1.30%
Specialty Capitalization-North America — 30.09%
Abgenix, Inc.(3)	4,000,000	$88,960,000	3.42%
Affymetrix, Inc.(3)	1,825,000	64,805,750	2.49%
Cephalon, Inc.(3)	270,100	21,467,548	0.83%
Enzon Pharmaceuticals, Inc.(3)	2,453,500	16,585,660	0.64%
Exelixis, Inc.(3)	3,100,000	33,666,000	1.29%
Gen-Probe, Inc.(3)	2,100,000	104,916,000	4.04%
Given Imaging, Ltd.(2)(3)	485,000	12,125,000	0.47%
ICOS Corp.(3)	1,140,100	27,510,613	1.06%
Ligand Pharmaceuticals, Inc., Class B(3)	4,050,000	50,422,500	1.94%
Millennium Pharmaceuticals, Inc.(3)	7,600,000	79,648,000	3.06%
NPS Pharmaceuticals, Inc.(3)	3,149,500	48,313,330	1.86%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America (continued)
OSI Pharmaceuticals, Inc.(3)	1,803,000	$58,561,440	2.25%
Pharmacopeia Drug Discovery, Inc.(3)	583,000	2,815,890	0.11%
Savient Pharmaceuticals, Inc.(3)	1,673,500	8,651,995	0.33%
Tanox, Inc.(3)	2,788,000	53,195,040	2.05%
Vertex Pharmaceuticals, Inc.(3)	2,556,500	110,543,060	4.25%
		$782,187,826	30.09%
Total Common Stocks (identified cost $1,957,989,644)		$2,552,357,778
Preferred Stocks — 0.05%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.05%
Predix Pharmaceuticals Holdings, Inc., Series AB(2)(3)(4)	3,898,806	$857,737	0.03%
Predix Pharmaceuticals Holdings, Inc. Series C(2)(3)(4)	2,337,565	514,264	0.02%
		$1,372,001	0.05%
Total Preferred Stocks (identified cost $3,047,657)		$1,372,001
Options — 0.00%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11, 12/12/11(2)(3)	2,898	$0	0.00%
		$0	0.00%
Total Options (identified cost $0)		$0

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Warrants — 0.00%
Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Given Imaging Warrants, Exp. 9/15/11(2)(3)	1,283	$25,070	0.00%
Total Warrants (identified cost $0)		$25,070
Short-Term Investments — 1.48%
Security	Principal Amount (000's omitted)	Value	Percentage of Net Assets
General Electric Capital Corp., Commercial Paper, 4.56%, 3/1/06	$36,300	$36,300,000	1.40%
Investors Bank and Trust Company Time Deposit, 4.57%, 3/1/06	2,000	2,000,000	0.08%
Total Short-Term Investments (at amortized cost, $38,300,000)		$38,300,000
Total Investments (identified cost $1,999,337,301)		$2,592,054,849	99.69%
Other Assets, Less Liabilities		$8,115,342	0.31%
Net Assets		$2,600,170,191	100.00%

ADR - American Depositary Receipt

(1)  Major capitalization is defined as market value of $5 billion or more.

(2)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)  Non-income producing security.

(4)  Restricted security.

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of February 28, 2006

Assets
Investments, at value (identified cost, $1,999,337,301)	$2,592,054,849
Cash	3,909
Receivable for investments sold	26,853,101
Interest and dividends receivable	3,212,866
Tax reclaim receivable	1,322,876
Total assets	$2,623,447,601
Liabilities
Payable for investments purchased	$21,512,268
Payable to affiliate for investment advisory fees	1,244,034
Payable to affiliate for administration fee	378,030
Accrued expenses	143,078
Total liabilities	$23,277,410
Net Assets applicable to investors' interest in Portfolio	$2,600,170,191
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$2,007,554,193
Net unrealized appreciation (computed on the basis of identified cost)	592,615,998
Total	$2,600,170,191

Statement of Operations

For the Six Months Ended
February 28, 2006

Investment Income
Dividends (net of foreign taxes, $192,405)	$6,673,673
Interest	1,694,346
Total investment income	$8,368,019
Expenses
Investment adviser fee	$8,860,888
Administration fee	2,698,708
Trustees' fees and expenses	15,864
Custodian fee	473,076
Legal and accounting services	17,780
Miscellaneous	66,795
Total expenses	$12,133,111
Deduct — Reduction of custodian fee	$45
Reduction of investment adviser fee	31,153
Reduction of administration fee	273,020
Total expense reductions	$304,218
Net expenses	$11,828,893
Net investment loss	$(3,460,874)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$(10,771,834)
Foreign currency transactions	(226,696)
Net realized loss	$(10,998,530)
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$187,172,968
Foreign currency	(40,460)
Net change in unrealized appreciation (depreciation)	$187,132,508
Net realized and unrealized gain	$176,133,978
Net increase in net assets from operations	$172,673,104

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2006 (Unaudited)	Year Ended August 31, 2005
From operations — Net investment income (loss)	$(3,460,874)	$725,538
Net realized gain (loss) from investment and foreign currency transactions	(10,998,530)	43,802,040
Net change in unrealized appreciation from investments and foreign currency	187,132,508	209,860,354
Net increase in net assets from operations	$172,673,104	$254,387,932
Capital transactions — Contributions	$169,792,744	$551,512,361
Withdrawals	(305,692,528)	(747,903,288)
Net decrease in net assets from capital transactions	$(135,899,784)	$(196,390,927)
Net increase in net assets	$36,773,320	$57,997,005
Net Assets
At beginning of period	$2,563,396,871	$2,505,399,866
At end of period	$2,600,170,191	$2,563,396,871

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended February 28, 2006		Year Ended August 31,
	(Unaudited)		2005	2004	2003	2002	2001
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses before custodian fee reduction	0.93	%(1)	0.82%	1.08%	1.16%	1.05%	1.05%
Net expenses after custodian fee reduction	0.93	%(1)	0.82%	1.07%	1.15%	1.03%	1.03%
Net investment income (loss)	(0.27	)%(1)	0.03%	(0.37)%	(0.36)%	(0.26)%	(0.27)%
Portfolio Turnover	4%		13%	13%	27%	38%	24%
Total Return(2)	6.99%		10.85%	6.33%	23.51%	(21.37)%	—
Net assets, end of period (000's omitted)	$2,600,170		$2,563,397	$2,505,400	$2,108,247	$1,687,538	$1,705,650

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.95	%(1)	0.83%
Expenses after custodian fee reduction	0.95	%(1)	0.83%
Net investment income (loss)	(0.30	)%(1)	0.02%

(1)  Annualized.

(2)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Portfolio seeks long-term capital growth by investing in a worldwide and diversified portfolio of securities of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2006 the Eaton Vance Worldwide Health Sciences Fund had an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Income Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D  Expense Reduction— Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of total operating expenses on the Statement of Operations.

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

E  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are determined on the basis of identified cost.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Advisory Fees, Administrator's Fees and Other Transactions with Affiliates

Pursuant to the Advisory Agreement, OrbiMed Advisors, LLC (OrbiMed) serves as the Investment Adviser of the Portfolio. Under this agreement, OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio's first $30 million in average net assets, 0.90% of the next $20 million in average net assets, 0.75% of the next $450 million in average net assets, 0.70% of average net assets of $500 million but less than $1 billion, 0.65% of average net assets of $1 billion but less than $1.5 billion, 0.60% of average net assets of $1.5 billion but less than $2 billion, 0.55% of average net assets of $2 billion but less than $3 billion and 0.50% of average net assets in excess of $3 billion. Effective March 28, 2005, OrbiMed agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between OrbiMed and the Portfolio. OrbiMed agreed to reduce its fee to the annual rate of 0.55% of average net assets of $2 billion but less than $2.5 billion and 0.50% of average net assets of $2.5 billion or more. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the S&P 500 Index over specified periods. For the six months ended February 28, 2006, the total fee was equivalent to 0.69% (annualized) of the Portfolio's average daily net assets and amounted to $8,860,888.

OrbiMed has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

to broker dealers in execution of portfolio transactions that is consideration for third-party research services. For the six months ended February 28, 2006, OrbiMed waived $31,153 of its advisory fee.

Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. The fee is calculated at a monthly rate of 1/48th of 1% (0.25% annually) of the Portfolio's average daily net assets up to $500 million, 0.23% of average net assets of $500 million but less than $1 billion, 0.217% of average net assets of $1 billion but less than $1.5 billion, 0.20% of average net assets of $1.5 billion but less than $2 billion, 0.183% of average net assets of $2 billion but less than $3 billion and 0.167% of average net assets of $3 billion or more. Effective March 15, 2004, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.183% of average net assets of $2 billion but less than $2.5 billion and 0.167% of average net assets of $2.5 billion or more. Effective March 28, 2005, EVM agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between EVM and the Portfolio. EVM agreed to reduce its fee to the annual rate of 0.225% of the Portfolio's average daily net assets up to $500 million, 0.2083% of average net assets of $500 million but less than $1 billion, 0.1917% of average net assets of $1 billion but less than $1.5 billion, 0.1750% of average net assets of $1.5 billion but less than $2 billion, 0.1583% of average net assets of $2 billion but less than $2.5 billion and 0.1417% of average net assets of $2.5 billion or more. For the six months ended February 28, 2006, the administration fee was 0.22% (annualized) of average net assets and amounted to $2,698,708. Pursuant to all Fee Reduction Agreements, EVM reduced its fee the amount of $273,020 for the six months ended February 28, 2006.

Except for Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 2006, no significant amounts have been deferred.

3  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $101,739,323 and $181,853,037, respectively, for the six months ended February 28, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,999,337,301
Gross unrealized appreciation	$760,036,492
Gross unrealized depreciation	(167,318,943)
Net unrealized appreciation	$592,717,549

The net unrealized depreciation on foreign currency is $101,551.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Worldwide Health Sciences Portfolio as of February 28, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2006.

7  Restricted Securities

At February 28, 2006, the Portfolio owned the following securities (representing 0.52% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Preferred Stocks
Predix Pharmaceuticals
Holdings, Inc. Series AB	8/12/03 -
	8/06/04	3,898,806	$2,532,528	$857,737
Predix Pharmaceuticals Holdings, Inc. Series C	8/06/04	2,337,565	515,129	514,264
			$3,047,657	$1,372,001

8  Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 28, 2006, there were no outstanding obligations under these financial instruments.

Eaton Vance Worldwide Health Sciences Fund

INVESTMENT MANAGEMENT

Eaton Vance Worldwide Health Sciences Fund

Officers Thomas E. Faust Jr. President Gregory L. Coleman Vice President James A. Womack Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Worldwide Health Sciences Portfolio

Officers Samuel D. Isaly President Duncan W. Richardson Vice President Kevin M. Connerty Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Sponsor and Manager of Eaton Vance Worldwide Health Sciences Fund
and Administrator of Worldwide Health Sciences Portfolio
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Adviser of Worldwide Health Sciences Portfolio
OrbiMed Advisors LLC

767 3rd Avenue
New York, NY 10017

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Worldwide Health Sciences Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

426-4/06  HSSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/S/ Samuel D. Isaly
Samuel D. Isaly
President

	Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Kevin M. Connerty
Kevin M. Connerty
Treasurer

Date:	April 18, 2006

By:	/S/ Samuel D. Isaly
Samuel D. Isaly
President

Date:	April 18, 2006